Document and Entity Information	9 Months Ended
Sep. 30, 2014
Document And Entity Information [Abstract]
Entity Registrant Name	Eastside Distilling, Inc.
Entity Central Index Key	0001534708
Document Type	S-1
Entity Trading Symbol	ESDI
Document Period End Date	Sep. 30, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company